RELATED PARTY TRANSACTIONS - Summary of Related Party Transactions Outstanding (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Amounts owed by related parties	£ 105	£ 68
Amounts owed to related parties	£ (126)	£ (104)